Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	The Independent Board generally grants annual equity awards to executive officers at its regularly scheduled meeting each February. Awards to non-executive employees are typically granted during the first half of the year. Although the
Company did not grant stock options or stock appreciation rights in 2024, eligible employees may enroll to purchase shares of the Company’s Common Stock under the terms of the Matador Resources Company 2022 Employee Stock
Purchase Plan (the “ESPP”), with purchase dates generally in June and December of each year. In special circumstances, including the hiring or promotion of an individual or where it is otherwise determined to be in the Company’s best interest, the Company may approve grants to be effective at other times. The Company may change its equity grant practices in the future. The Company does not approve grants in anticipation of the release of material nonpublic information and does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	The Independent Board generally grants annual equity awards to executive officers at its regularly scheduled meeting each February. Awards to non-executive employees are typically granted during the first half of the year. Although the
Company did not grant stock options or stock appreciation rights in 2024, eligible employees may enroll to purchase shares of the Company’s Common Stock under the terms of the Matador Resources Company 2022 Employee Stock
Purchase Plan (the “ESPP”), with purchase dates generally in June and December of each year. In special circumstances, including the hiring or promotion of an individual or where it is otherwise determined to be in the Company’s best interest, the Company may approve grants to be effective at other times. The Company may change its equity grant practices in the future. The Company does not approve grants in anticipation of the release of material nonpublic information and does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	In special circumstances,
including the hiring or promotion of an individual or where it is otherwise determined to be in the Company’s best interest, the Company may approve grants to be effective at other times. The Company may change its equity grant practices in the future. The Company does not approve grants in anticipation of the release of material nonpublic information and does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

MNPI Disclosure Timed for Compensation Value	false